ETFMG Prime Mobile Payments ETF
Schedule of Investments
December 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.6%
Australia - 2.3%
IT Services - 2.3% (d)
Afterpay, Ltd. (a)	309,059	$18,665,232
EML Payments, Ltd. (a)	1,552,665	3,648,731
Total IT Services		22,313,963

Bermuda - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
PAX Global Technology, Ltd.	4,952,108	3,505,670

Brazil - 1.1%
IT Services - 1.1% (d)
Cielo SA	27,976,837	11,451,919

Canada - 1.2%
IT Services - 1.2% (d)
Nuvei Corp. (a)(f)	186,105	12,064,200

Cayman Islands - 5.5%
IT Services - 5.5% (d)
Dlocal, Ltd. (a)	466,372	16,644,817
Pagseguro Digital, Ltd. - Class A (a)(b)	571,162	14,975,868
StoneCo., Ltd. - Class A (a)	804,813	13,569,147
Yeahka, Ltd. (a)	3,030,594	10,027,422
Total IT Services		55,217,254

Cyprus - 0.2%
IT Services - 0.2% (d)
QIWI PLC - ADR	239,185	1,908,696

France - 2.0%
IT Services - 2.0% (d)
Worldline SA (a)(f)	352,422	19,664,373

Italy - 2.0%
IT Services - 2.0% (d)
Nexi SpA (a)(f)	1,244,566	19,822,939

Japan - 3.0%
Consumer Finance - 0.4%
Jaccs Co., Ltd.	150,898	3,885,594
IT Services - 2.5% (d)
GMO Financial Gate, Inc.	43,303	10,559,412
GMO Payment Gateway, Inc.	122,902	15,332,033
Total IT Services		25,891,445
Software - 0.1%
Intelligent Wave, Inc.	255,909	1,232,492
Total Japan		31,009,531

Netherlands - 5.6%
IT Services - 5.6% (d)
Adyen NV (a)(f)	21,419	56,367,073

Puerto Rico - 1.3%
IT Services - 1.3% (d)
EVERTEC, Inc.	264,218	13,205,616

United Kingdom - 3.0%
IT Services - 3.0% (d)
Network International Holdings PLC (a)(f)	3,019,791	11,943,461
PayPoint PLC	243,349	2,190,405
Wise PLC - Class A (a)	1,617,706	16,566,816
Total IT Services		30,700,682

United States - 70.1%
Consumer Finance - 10.3%
American Express Co.	377,742	61,798,592
Discover Financial Services	259,933	30,037,857
Green Dot Corp. - Class A (a)	319,156	11,566,213
Total Consumer Finance		103,402,662
IT Services - 57.1% (d)
Affirm Holdings, Inc. (a)	249,883	25,128,234
Block, Inc. (a)	309,224	49,942,768
Boku, Inc. (a)(f)	1,307,417	2,911,073
Cantaloupe, Inc. (a)	316,909	2,814,152
Euronet Worldwide, Inc. (a)	125,616	14,969,659
Evo Payments, Inc. - Class A (a)(b)	490,234	12,549,990
Fidelity National Information Services, Inc.	446,661	48,753,048
Fiserv, Inc. (a)(b)	481,895	50,015,882
FleetCor Technologies, Inc. (a)	94,952	21,254,056
Flywire Corp. (a)(b)	305,802	11,638,824
Global Payments, Inc.	249,796	33,767,423
I3 Verticals, Inc. - Class A (a)	150,123	3,421,303
International Money Express, Inc. (a)(b)	131,087	2,092,149
Jack Henry & Associates, Inc.	109,438	18,275,052
Marqeta, Inc. - Class A (a)	830,902	14,266,587
MasterCard, Inc. - Class A	185,014	66,479,229
MoneyGram International, Inc. (a)	333,097	2,628,135
Net 1 UEPS Technologies, Inc. (a)	440,635	2,344,178
Payoneer Global, Inc. (a)(b)	1,530,199	11,246,963
PayPal Holdings, Inc. (a)	317,738	59,919,032
Paysign, Inc. (a)	36,052	57,683
Remitly Global, Inc. (a)	553,685	11,416,985
Sezzle, Inc. (a)(b)	769,497	1,690,735
Shift4 Payments, Inc. - Class A (a)(b)	238,369	13,808,716
Visa, Inc. - Class A (b)	298,939	64,783,071
Western Union Co. (b)	813,973	14,521,278
WEX, Inc. (a)	103,181	14,485,581
Total IT Services		575,181,786
Software - 2.7%
ACI Worldwide, Inc. (a)(b)	401,897	13,945,827
NCR Corp. (a)	320,832	12,897,446
Total Software		26,843,273
Total United States		705,427,721
TOTAL COMMON STOCKS (Cost $1,013,705,576)		982,659,637

EXCHANGE TRADED FUNDS - 1.9%
iShares MSCI South Korea ETF (b)	253,714	19,756,709
TOTAL EXCHANGE TRADED FUNDS (Cost $19,938,571)		19,756,709

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 12.7%
ETFMG Sit Ultra Short ETF (e)	900,000	44,576,010
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (c)	83,242,121	83,242,121
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $128,248,638)		127,818,131

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 0.03% (c)	3,960,562	3,960,562
TOTAL SHORT-TERM INVESTMENTS (Cost $3,960,562)		3,960,562

Total Investments (Cost $1,165,853,347) - 112.6%		1,134,195,039
Liabilities in Excess of Other Assets - (12.6)%		(127,001,068)
TOTAL NET ASSETS - 100.0%		$1,007,193,971

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2021.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of December 31, 2021, the Fund had a significant portion of its assets invested in the IT Services Industry.
(e)	Affiliated security. A schedule of the Fund’s investments in securities of affiliated securities held during the three months ended December 31, 2021 is set forth below.
(f)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2021, the market value of these securities total $122,773,119 which represents 12.19% of total net assets.

Security Name	Value at September 30, 2021	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at December 31, 2021	Ending Shares
ETFMG Sit Ultra Short ETF	$ 44,779,500	$ -	$ -	$ -	$ (203,490)	$ 16,793	$ 44,576,010	900,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2021, AIEQ, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, MJXL, MJIN, SINV, SILX, AWYX, GAMR, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of December 31, 2021, SILJ held two fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2021:

IPAY
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$982,659,637	$-	$-	$982,659,637
Short-Term Investments	3,960,562	-	-	3,960,562
ETFMG Sit Ultra Short ETF**	44,576,010	-	-	44,576,010
Investments Purchased with Securities Lending Collateral*	-	-	-	83,242,121
Exchange Traded Funds	19,756,709.00			19,756,709
Total Investments in Securities	$1,050,952,918	$-	$-	$1,134,195,039

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.